Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Schedule Of Employee Benefits
Schedule of employee benefits
	Consolidated Group
	2024 A$	2023 A$
Employee benefits
Current	211,300	214,465
Non-current	42,949	48,271
	254,249	262,736
Other provisions
Non-current	90,450	90,450
	90,450	90,450